Operating profit - Restructuring costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) site	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restructuring programmes
Total charge	$ 347	$ 697	$ 807
Severance costs
Restructuring programmes
Total charge	137	41	176
Accelerated depreciation and impairment
Restructuring programmes
Total charge		259	141
Reversal of provisions for cost of restructuring	$ (67)
Number of manufacturing sites with impairment reversals | site	2
Other restructuring
Restructuring programmes
Total charge	$ 277	397	490
Cost of sales
Restructuring programmes
Total charge	73	432	181
Research and development expense
Restructuring programmes
Total charge	101	94	201
Selling, general and administrative costs
Restructuring programmes
Total charge	$ 173	181	347
Other operating income and expense
Restructuring programmes
Total charge			$ 78
Reversal of provisions for cost of restructuring		$ (10)